Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Limited partners	General partner	Capital Preferred equity	Capital Limited partners	Capital General partner	Retained earnings Limited partners	Retained earnings General partner	Ownership changes Limited partners	Ownership changes General partner	Accumulated other compre-hensive (loss) income Limited partners	Accumulated other compre-hensive (loss) income General partner	Non-controlling interests Redeemable/ exchangeable and special limited partnership units	Non-controlling interests FV LTIP units of the Operating Partnership	Non-controlling interests Interests of others in operating subsidiaries and properties
Beginning balance at Dec. 31, 2022	$ 41,737	$ 8,217	$ 4	$ 699	$ 5,861	$ 4	$ (67)	$ 2	$ 2,526	$ (1)	$ (103)	$ (1)	$ 14,688	$ 45	$ 18,084
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(1,849)	(442)					(442)						(790)	(1)	(616)
Other comprehensive income (loss)	762	112									112		201		449
Total comprehensive income (loss)	(1,087)	(330)					(442)				112		(589)	(1)	(167)
Distributions	(4,626)	(440)					(440)						(789)	(2)	(3,395)
Preferred distributions	(44)	(16)					(16)						(28)
Issuance (repurchase/deconsolidation) of interests in operating subsidiaries	12,607	650			603		28		19				1,161	(14)	10,810
Change in relative interests of non-controlling interests	0	3							3				4	(7)
Ending balance at Dec. 31, 2023	48,587	8,084	4	699	6,464	4	(937)	2	2,548	(1)	9	(1)	14,447	21	25,332
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(1,997)	(510)					(510)						(909)	(1)	(577)
Other comprehensive income (loss)	(502)	(123)									(123)		(220)		(159)
Total comprehensive income (loss)	(2,499)	(633)					(510)				(123)		(1,129)	(1)	(736)
Distributions	(3,086)	(452)					(452)						(807)	(1)	(1,826)
Preferred distributions	(44)	(16)					(16)						(28)
Issuance (repurchase/deconsolidation) of interests in operating subsidiaries	(4,709)	734			725		2		7				1,310	(5)	(6,748)
Change in relative interests of non-controlling interests	0	1	(1)						2	(2)	(1)	1	2	(2)
Ending balance at Dec. 31, 2024	38,249	7,718	3	699	7,189	4	(1,913)	2	2,557	(3)	(115)	0	13,795	12	16,022
Increase (Decrease) In Equity [Roll Forward]
Net (loss) income	(305)	(361)					(361)						(646)		702
Other comprehensive income (loss)	683	192									192		344		147
Total comprehensive income (loss)	378	(169)					(361)				192		(302)		849
Distributions	(2,777)	(448)					(448)						(800)	(1)	(1,528)
Preferred distributions	(44)	(16)					(16)						(28)
Issuance (repurchase/deconsolidation) of interests in operating subsidiaries	6,768	1,235			1,272		(34)		(3)				2,207		3,326
Change in relative interests of non-controlling interests	0	2							2				(1)	(1)
Ending balance at Dec. 31, 2025	$ 42,574	$ 8,322	$ 3	$ 699	$ 8,461	$ 4	$ (2,772)	$ 2	$ 2,556	$ (3)	$ 77	$ 0	$ 14,871	$ 10	$ 18,669